Quarterly Report
August 31, 2019
MFS®  Blended Research®
Growth Equity Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 3.1%
Boeing Co.	11,560	$4,208,880
Leidos Holdings, Inc.	14,418	1,259,557
Lockheed Martin Corp.	675	259,274
Spirit AeroSystems Holdings, Inc., “A”	2,535	204,321
		$5,932,032
Airlines – 1.0%
Delta Air Lines, Inc.	32,695	$1,891,733
Apparel Manufacturers – 1.9%
NIKE, Inc., “B”	26,296	$2,222,012
Skechers USA, Inc., “A” (a)	45,412	1,437,744
		$3,659,756
Automotive – 0.7%
Lear Corp.	11,713	$1,314,901
Biotechnology – 3.7%
Amgen, Inc.	2,720	$567,446
Biogen, Inc. (a)	8,995	1,976,651
Celgene Corp. (a)	12,045	1,165,956
Illumina, Inc. (a)	8,188	2,303,612
Incyte Corp. (a)	2,560	209,459
Regeneron Pharmaceuticals, Inc. (a)	1,451	420,863
Vertex Pharmaceuticals, Inc. (a)	2,325	418,547
		$7,062,534
Brokerage & Asset Managers – 0.3%
TD Ameritrade Holding Corp.	15,041	$667,971
Business Services – 4.6%
Accenture PLC, “A”	16,961	$3,361,161
Fidelity National Information Services, Inc.	13,879	1,890,597
Fiserv, Inc. (a)	16,795	1,796,057
FleetCor Technologies, Inc. (a)	3,468	1,034,851
Global Payments, Inc.	3,029	502,754
WEX, Inc. (a)	1,003	205,164
		$8,790,584
Cable TV – 1.8%
Altice USA, Inc., “A” (a)	50,090	$1,446,599
Comcast Corp., “A”	44,487	1,968,995
		$3,415,594
Chemicals – 0.6%
Eastman Chemical Co.	18,240	$1,192,349
Computer Software – 15.9%
Adobe Systems, Inc. (a)	15,529	$4,418,156
Atlassian Corp. PLC, “A” (a)	3,674	494,190
Cadence Design Systems, Inc. (a)	10,445	715,273
Microsoft Corp.	115,674	15,946,818
Okta, Inc. (a)	16,681	2,110,146
Oracle Corp.	12,365	643,722
Paycom Software, Inc. (a)	2,709	677,575
RingCentral, Inc. (a)	7,929	1,119,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Salesforce.com, Inc. (a)	12,996	$2,028,286
VeriSign, Inc. (a)	10,168	2,072,747
Zscaler, Inc. (a)	4,799	329,883
		$30,555,816
Computer Software - Systems – 7.7%
Apple, Inc.	56,603	$11,815,310
ServiceNow, Inc. (a)	9,683	2,535,397
Western Digital Corp.	7,127	408,163
		$14,758,870
Construction – 0.3%
Toll Brothers, Inc.	15,584	$563,985
Consumer Products – 1.4%
Kimberly-Clark Corp.	19,754	$2,787,487
Consumer Services – 2.3%
Booking Holdings, Inc. (a)	1,338	$2,631,056
Planet Fitness, Inc. (a)	26,478	1,869,612
		$4,500,668
Electrical Equipment – 0.3%
HD Supply Holdings, Inc. (a)	14,905	$579,953
Electronics – 3.0%
Applied Materials, Inc.	50,755	$2,437,255
Broadcom, Inc.	4,973	1,405,569
Lam Research Corp.	2,750	578,903
Texas Instruments, Inc.	11,670	1,444,162
		$5,865,889
Food & Beverages – 2.2%
General Mills, Inc.	31,520	$1,695,776
PepsiCo, Inc.	19,039	2,603,202
		$4,298,978
Health Maintenance Organizations – 1.6%
Cigna Corp.	5,885	$906,113
Molina Healthcare, Inc. (a)	7,760	1,010,973
UnitedHealth Group, Inc.	5,438	1,272,492
		$3,189,578
Insurance – 1.1%
Ameriprise Financial, Inc.	2,164	$279,113
MetLife, Inc.	40,123	1,777,449
		$2,056,562
Internet – 9.0%
Alphabet, Inc., “A” (a)	3,765	$4,482,345
Alphabet, Inc., “C” (a)	4,681	5,561,496
Facebook, Inc., “A” (a)	39,041	7,248,743
		$17,292,584
Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	7,044	$659,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.7%
AGCO Corp.	26,232	$1,813,156
Allison Transmission Holdings, Inc.	16,795	746,202
Cummins, Inc.	5,060	755,306
Eaton Corp. PLC	5,025	405,618
Illinois Tool Works, Inc.	4,520	677,367
Ingersoll-Rand Co. PLC, “A”	6,529	790,597
		$5,188,246
Medical & Health Technology & Services – 3.9%
AmerisourceBergen Corp.	2,745	$225,831
HCA Healthcare, Inc.	18,089	2,174,298
IDEXX Laboratories, Inc. (a)	8,025	2,325,163
McKesson Corp.	13,781	1,905,499
Walgreens Boots Alliance, Inc.	16,980	869,206
		$7,499,997
Medical Equipment – 0.8%
Boston Scientific Corp. (a)	38,403	$1,640,960
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	27,253	$367,643
Network & Telecom – 2.3%
Cisco Systems, Inc.	94,812	$4,438,150
Other Banks & Diversified Financials – 5.4%
Citigroup, Inc.	11,734	$755,083
Mastercard, Inc., “A”	21,737	6,116,139
Synchrony Financial	18,676	598,566
Visa, Inc., “A”	16,446	2,973,766
		$10,443,554
Pharmaceuticals – 3.0%
Eli Lilly & Co.	28,635	$3,234,896
Johnson & Johnson	11,715	1,503,738
Merck & Co., Inc.	11,273	974,776
		$5,713,410
Pollution Control – 0.4%
Waste Management, Inc.	5,986	$714,429
Railroad & Shipping – 1.8%
Union Pacific Corp.	21,817	$3,533,481
Restaurants – 2.7%
Chipotle Mexican Grill, Inc., “A” (a)	1,238	$1,037,964
Starbucks Corp.	43,780	4,227,397
		$5,265,361
Specialty Stores – 8.3%
Amazon.com, Inc. (a)	5,676	$10,082,222
AutoZone, Inc. (a)	1,699	1,871,771
Best Buy Co., Inc.	12,098	770,038
Costco Wholesale Corp.	7,707	2,271,715
Ross Stores, Inc.	2,908	308,277
Target Corp.	6,018	644,167
		$15,948,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT	13,998	$3,222,200
Tobacco – 1.2%
Altria Group, Inc.	13,243	$579,249
Philip Morris International, Inc.	24,120	1,738,811
		$2,318,060
Utilities - Electric Power – 1.6%
AES Corp.	88,087	$1,350,374
NRG Energy, Inc.	45,765	1,665,846
		$3,016,220
Total Common Stocks		$190,347,607
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.17% (v)	1,894,697	$1,894,886

Other Assets, Less Liabilities – 0.2%		431,776
Net Assets – 100.0%		$192,674,269
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,894,886 and $190,347,607, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$190,347,607	$—	$—	$190,347,607
Mutual Funds	1,894,886	—	—	1,894,886
Total	$192,242,493	$—	$—	$192,242,493
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,759,962	$6,018,223	$6,883,450	$147	$4	$1,894,886

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,711	$—